Marketable Securities	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
Marketable Securities
15.	Marketable Securities

As of December 31, 2024 and 2025, the Company’s held marketable securities classified as available-for-sale securities as follows:

	December 31, 2025
	Amortized6 Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$257	$-	$1,536
Government debentures	10,082	241	(490)	9,833
Corporate debentures	61,293	1,632	(147)	62,778

	$72,654	$2,130	$(637)	$74,147

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$158	$-	$1,437
Government debentures	6,069	-	(579)	5,490
Corporate debentures	29,930	270	(782)	29,418

	$37,278	$428	$(1,361)	$36,345

In 2025, the Company incurred realized losses in total amount of $91, which were reclassified from other comprehensive income (loss) to the statements of operation.

The Following table summarizes the Company's marketable securities by contractual maturities:

December 31, 2025
(in thousands)
Within one year	$2,735
After one year through five years	33,155
After 5 years through 10 years	28,174
After 10 years	874

$64,938

As of December 31, 2025, the Company has invested in marketable securities without a single maturity date in the amount of $9,209.

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for less than 12 months:

	December 31, 2024		December 31, 2025
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	4,841	(70)	1,756	(6)
Corporate debentures	12,251	(204)	5,625	(11)

Total	$17,092	$(274)	$7,381	$(17)

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for 12 months or longer:

	December 31, 2024		December 31, 2025
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Mutual Funds	$-	$-	$-	$-
Government debentures	649	(509)	673	(484)
Corporate debentures	8,591	(578)	5,107	(136)

Total	$9,240	$(1,087)	$5,780	$(620)

For the year ended December 31, 2025, the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sales marketable securities.